Mineral Properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Mineral Properties
Schedule of staked claims
Name	Claims	Cost	Impairment	Net Carry Value
San Emidio	20 (1,600 acres)	$11,438	$(11,438)	$0
BC Sugar	8019.41 (hectares)	$21,778	(21,778)	$0

The Company has staked claims with various registries as summarized below:

Name	Claims	Cost	Impairment	Net Carry Value
San Emidio	20(1,600acres)	$11,438	$(11,438)	$0
Cherryville/BC Sugar	8019.41(hectares)	$21,778	(21,778)	$0